Financial Instruments (Details 4) - Interest Rate Risk And Monetary Variation [Member] R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	R$ (16,944,839)
Financial liabilities, projected probable	(1,176,834)
Financial liabilities, projected scenario 1	(1,471,042)
Financial liabilities, projected scenario 2	(1,765,253)
Loans And Financing Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(751,096)
Financial liabilities, projected probable	(67,599)
Financial liabilities, projected scenario 1	(84,498)
Financial liabilities, projected scenario 2	(101,398)
Banco Itau [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(1,039,097)
Financial liabilities, projected probable	(93,519)
Financial liabilities, projected scenario 1	(116,898)
Financial liabilities, projected scenario 2	(140,278)
Loans And Financing BNDES1 [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(1,560,824)
Financial liabilities, projected probable	(100,363)
Financial liabilities, projected scenario 1	(125,454)
Financial liabilities, projected scenario 2	(150,545)
Loans And Financing BNDES [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(392,709)
Financial liabilities, projected probable	(15,159)
Financial liabilities, projected scenario 1	(18,948)
Financial liabilities, projected scenario 2	(22,738)
Promissory Notes Banco Do Nordeste [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(1,584,566)
Financial liabilities, projected probable	(61,164)
Financial liabilities, projected scenario 1	(76,455)
Financial liabilities, projected scenario 2	(91,746)
Promissory Notes Banco Do Brasil Distribution Of Funds From BNDES [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(49,263)
Financial liabilities, projected probable	(3,168)
Financial liabilities, projected scenario 1	(3,960)
Financial liabilities, projected scenario 2	(4,752)
Promissory Notes Other [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(10,422)
Financial liabilities, projected probable
Financial liabilities, projected scenario 1
Financial liabilities, projected scenario 2
Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(6,587,635)
Financial liabilities, projected probable	(592,887)
Financial liabilities, projected scenario 1	(741,109)
Financial liabilities, projected scenario 2	(889,331)
Debentures One [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(3,067,627)
Financial liabilities, projected probable	(118,410)
Financial liabilities, projected scenario 1	(148,013)
Financial liabilities, projected scenario 2	(177,616)
Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(82,744)
Financial liabilities, projected probable	(5,321)
Financial liabilities, projected scenario 1	(6,651)
Financial liabilities, projected scenario 2	(7,981)
Sectorial Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(503,991)
Financial liabilities, projected probable	(45,359)
Financial liabilities, projected scenario 1	(56,699)
Financial liabilities, projected scenario 2	(68,039)
ICMS Installment Payment [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(41,286)
Financial liabilities, projected probable	(3,716)
Financial liabilities, projected scenario 1	(4,645)
Financial liabilities, projected scenario 2	(5,574)
Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(379,724)
Financial liabilities, projected probable	(34,175)
Financial liabilities, projected scenario 1	(42,719)
Financial liabilities, projected scenario 2	(51,263)
Payable Related To Concession [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(828,695)
Financial liabilities, projected probable	(33,479)
Financial liabilities, projected scenario 1	(41,849)
Financial liabilities, projected scenario 2	(50,219)
Payable Related To Concession One [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	(65,160)
Financial liabilities, projected probable	(2,515)
Financial liabilities, projected scenario 1	(3,144)
Financial liabilities, projected scenario 2	(3,773)
Bonds And Securities One [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	495,495
Financial assets, projected probable	44,593
Financial assets, projected scenario 1	33,445
Financial assets, projected scenario 2	22,296
Collaterals And Escrow Accounts [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	9
Financial assets, projected probable	1
Financial assets, projected scenario 1	1
Financial assets, projected scenario 2
Sectorial Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	30,946
Financial assets, projected probable	2,785
Financial assets, projected scenario 1	2,089
Financial assets, projected scenario 2	1,393
Accounts Receivable Related To The Concession [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	2,747,420
Financial assets, projected probable	106,050
Financial assets, projected scenario 1	79,538
Financial assets, projected scenario 2	53,025
Accounts Receivable Related To Generation Concession [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	71,835
Financial assets, projected probable
Financial assets, projected scenario 1
Financial assets, projected scenario 2
Financial Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Baseline	3,345,705
Financial assets, projected probable	153,429
Financial assets, projected scenario 1	115,073
Financial assets, projected scenario 2	R$ 76,714